Financial instruments- Schedule of Financial Assets and Liabilities Measured at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Hedge Accounting [Line Items]
Financial assets	$ 2,729,681	$ 2,781,726
Financial assets at fair value through profit or loss	2,611,992	1,522
Financial liabilities	9,979	12,256
Derivatives Not Designated As Hedges
Disclosure Of Hedge Accounting [Line Items]
Financial assets	1,321
Financial liabilities	3,240	1,720
Other Comprehensive Income
Disclosure Of Hedge Accounting [Line Items]
Financial assets at fair value through other comprehensive income	268	320
Financial assets at fair value through profit or loss, category [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets at fair value through profit or loss		2,709,757
Cash flow hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets	62,878	52,613
Financial liabilities	6,725	9,491
Fair value hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets	53,222	17,514
Financial liabilities	14	1,045
Level 1 [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets	143,843	57,693
Financial assets at fair value through profit or loss	143,843
Level 1 [Member] | Financial assets at fair value through profit or loss, category [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets at fair value through profit or loss		57,693
Level 2 [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets	2,585,838	2,724,033
Financial assets at fair value through profit or loss	2,468,149	1,522
Financial liabilities	9,979	12,256
Level 2 [Member] | Derivatives Not Designated As Hedges
Disclosure Of Hedge Accounting [Line Items]
Financial assets	1,321
Financial liabilities	3,240	1,720
Level 2 [Member] | Other Comprehensive Income
Disclosure Of Hedge Accounting [Line Items]
Financial assets at fair value through other comprehensive income	268	320
Level 2 [Member] | Financial assets at fair value through profit or loss, category [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets at fair value through profit or loss		2,652,064
Level 2 [Member] | Cash flow hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets	62,878	52,613
Financial liabilities	6,725	9,491
Level 2 [Member] | Fair value hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets	53,222	17,514
Financial liabilities	$ 14	$ 1,045